AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 99.4%
Communication Services - 10.1%
Cable One, Inc.	3,720	$2,042,020
Cogent Communications Holdings, Inc.[1]	121,661	9,392,229
Comcast Corp., Class A	203,301	9,461,628
The Interpublic Group of Cos., Inc.	104,045	3,432,445

Total Communication Services		24,328,322
Consumer Discretionary - 1.6%
Genuine Parts Co.	12,958	1,817,100
LKQ Corp.	45,519	2,124,372

Total Consumer Discretionary		3,941,472
Consumer Staples - 14.4%
Dollar General Corp.	11,615	1,533,993
Keurig Dr Pepper, Inc.	84,910	2,669,570
Kimberly-Clark Corp.	43,510	5,263,405
The Kroger Co.	71,046	3,278,062
PepsiCo, Inc.	23,871	4,022,980
Primo Water Corp.	129,191	1,883,605
Sysco Corp.	42,262	3,420,264
Target Corp.	38,017	5,287,404
Unilever PLC, Sponsored ADR (United Kingdom)	151,876	7,394,843

Total Consumer Staples		34,754,126
Energy - 10.1%
Delek US Holdings, Inc.	64,985	1,756,545
Enterprise Products Partners LP, MLP	244,276	6,536,826
Kinder Morgan, Inc.	450,364	7,620,159
The Williams Cos., Inc.	244,108	8,460,783

Total Energy		24,374,313
Financials - 17.0%
Axis Capital Holdings, Ltd. (Bermuda)	70,189	4,177,649
Chubb, Ltd. (Switzerland)	24,094	5,903,030
CNA Financial Corp.	45,275	1,995,269
Fidelity National Financial, Inc.	62,058	3,104,762
M&T Bank Corp.	10,419	1,438,864
The PNC Financial Services Group, Inc.	50,904	7,697,194
The Progressive Corp.	47,123	8,399,675
U.S. Bancorp	151,479	6,292,437
Willis Towers Watson PLC (United Kingdom)	8,766	2,159,066

Total Financials		41,167,946
Health Care - 10.5%
AbbVie, Inc.	33,107	5,442,791
Amgen, Inc.	19,177	6,026,564
Bristol-Myers Squibb Co.	102,639	5,015,968
	Shares	Value

Johnson & Johnson	11,764	$1,869,300
Pfizer, Inc.	124,693	3,376,686
Premier, Inc., Class A	44,770	967,927
Royalty Pharma PLC, Class A	95,775	2,719,052

Total Health Care		25,418,288
Industrials - 7.1%
CSG Systems International, Inc.	35,073	1,764,523
Dun & Bradstreet Holdings, Inc.	279,333	3,237,469
Lockheed Martin Corp.	3,711	1,593,540
United Parcel Service, Inc., Class B	47,474	6,736,561
Watsco, Inc.[1]	9,601	3,753,799

Total Industrials		17,085,892
Information Technology - 14.0%
Cisco Systems, Inc.	71,519	3,588,823
Corning, Inc.	226,537	7,360,187
Micron Technology, Inc.	61,727	5,293,090
Oracle Corp.	90,058	10,059,479
QUALCOMM, Inc.	26,723	3,968,633
Texas Instruments, Inc.	22,969	3,677,796

Total Information Technology		33,948,008
Real Estate - 3.3%
American Tower Corp., REIT	27,830	5,444,939
Crown Castle, Inc., REIT	24,103	2,609,150

Total Real Estate		8,054,089
Utilities - 11.3%
The AES Corp.	409,311	6,827,307
Duke Energy Corp.	37,026	3,548,202
IDACORP, Inc.	54,034	5,002,468
Northwestern Energy Group, Inc.	39,959	1,922,827
PNM Resources, Inc.	97,769	3,542,171
Vistra Corp.	161,435	6,623,678

Total Utilities		27,466,653

Total Common Stocks (Cost $175,250,756)		240,539,109

Principal Amount
Short-Term Investments - 1.3%
Joint Repurchase Agreements - 0.7%[2]
Daiwa Capital Markets America, dated 01/31/24, due 02/01/24, 5.340% total to be received $703,979 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.500%, 12/12/25 - 02/01/54, totaling $717,953)	$703,875	703,875

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 0.7%[2] (continued)
Deutsche Bank Securities, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 09/15/39 - 10/20/62, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,703,875
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $1,227,176 (collateralized by a U.S. Treasury, 0.625%, 07/31/26, totaling $1,251,568)	1,227,000	1,227,000
	Principal Amount	Value

Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $135,019 (collateralized by a U.S. Treasury, 1.750%, 01/15/28, totaling $137,831)	$135,000	$135,000

Total Repurchase Agreements		1,362,000

Total Short-Term Investments (Cost $3,065,875)		3,065,875
Total Investments - 100.7% (Cost $178,316,631)		243,604,984
Other Assets, less Liabilities - (0.7)%		(1,611,108)
Net Assets - 100.0%		$241,993,876

[1]	Some of these securities, amounting to $ 10,936,874 or 4.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$240,539,109	—	—	$240,539,109
Short-Term Investments
Joint Repurchase Agreements	—	$1,703,875	—	1,703,875
Repurchase Agreements	—	1,362,000	—	1,362,000
Total Investments in Securities	$240,539,109	$3,065,875	—	$243,604,984

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,936,874	$1,703,875	$9,567,199	$11,271,074
The following table summarizes the securities received as collateral for securities lending at January 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.